[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
February 13, 2009
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Pacific Select Exec II Flexible Premium Life Insurance Policy
Pacific Select Exec III Flexible Premium Life Insurance Policy
Post-Effective Amendment No. 40, File No. 333-60461
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No.40 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to variable life insurance policies designated as the Pacific Select Exec II Flexible Premium Variable Life Insurance Policy (“Exec II”) and Pacific Select Exec III Flexible Premium Variable Life Insurance Policy (“Exec III”) which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).
This Post-Effective Amendment is being filed in reliance on Rule 485(a) under the 1933 Act, and pursuant to that rule, it shall become effective on May 1, 2009. No fees are required in connection with this filing.
The purpose of this Post-Effective Amendment is to reformat the prospectus and SAI documents. In the interest of streamlining prospectus and SAI disclosure and reducing paper pages sent to current Policy Owners, we have revised the prospectus and SAI disclosure to a combination format for the Exec II and Exec III policies. This disclosure is substantially the same with the exception of the fee tables and certain rates, which have been clearly notated throughout the proposed prospectus and SAI to indicate the differences among the policies.
This filing also serves as a prototype for the removal of any prospectus and SAI disclosure relating to the initial purchase and Free Look rights under the Policies that no longer apply. Effective January 1, 2009, all Pacific Life policies using the 1980 CSO Commissioners Standard Ordinary Mortality Tables to calculate rates can no longer be offered for sale. This rule pertains to the following policies:

Securities and Exchange Commission
February 13, 2009
Page Two
1.	Pacific Select Exec II & Pacific Select Exec III, File No. 333-60461

2.	M’s Versatile Product & M’s Versatile Product VI, File No. 333-61135

3.	Pacific Select Estate Preserver & Pacific Select Estate Preserver III, File No. 333-01713

4.	Pacific Select Estate Preserver II & Pacific Select Estate Preserver IV, File No. 333-20355

5.	Pacific Select Exec, File No. 33-21754

6.	Pacific Select Choice, File No. 33-57908

7.	Pacific Select Estate Maximizer, File No. 333-14005

8.	Pacific Select Accumulator, File No. 333-118913

9.	Performer 500, File No. 333-102902

10.	Pacific Select Exec II-NY, File No. 333-80825

11.	Pacific Select Exec III-NY, File No. 333-106721

12.	Pacific Select Exec IV-NY, File No. 333-138906
Other than the changes referenced herein, there are no material changes to the reformatted documents contained in this filing.
Please contact me with any questions or comments.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant